U.S. SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549


                             FORM 24F-2
                  Annual Notice of Securities Sold
                       Pursuant to Rule 24f-2

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     1.   Name and address of issuer:

          Hansberger Institutional Series
          515 East Olas Boulevard, Suite 1300
          Fort Lauderdale, Florida 33301
_____________________________________________________________________________

     2. Name of each series or class of funds for which this notice is filed:

          Hansberger International Fund
          Hansberger Emerging Markets Fund
          Hansberger Foreign Small Cap Fund
          Hansberger All Countries Fund
_______________________________________________________________________________

     3.   Investment Company Act File Number:  811-7729

          Securities Act File Number: 333-8919
_______________________________________________________________________________

     4.   Last day of fiscal year for which this notice is filed:

          12/31/96
_______________________________________________________________________________

     5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                       [   ]
_______________________________________________________________________________

     6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

          None
_______________________________________________________________________________

     7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

          None
_______________________________________________________________________________

     8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

          None
_______________________________________________________________________________

     9. Number and aggregate sale price of securities sold during the fiscal year:

          The number and aggregate sale price of securities sold during the fiscal year were 941,461 and $9,526,395, respectively.

_______________________________________________________________________________

     10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

          The number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to  rule
          24f-2 were 941,461 and $9,526,395, respectively.
_______________________________________________________________________________

     11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

          The number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans were 0 and $0, respectively.
_______________________________________________________________________________

     12.  Calculation of registration fee:

         (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10): $9,526,395

         (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable): +0

         (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable): -0

         (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable): +0

         (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line
                (ii) less line (iii), plus line (iv))] (if applicable):
                $9,526,395

         (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6): x 1/33 of 1%

         (vii)  Fee due [line (i) or line (v) multiplied by line (vi)]: $2,887

Instruction:    Issuers should complete line (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
_______________________________________________________________________________

     13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17CFR 202.3a).

                                                  [X]

          Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: February 20, 1997
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                             SIGNATURES

          This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

          By (Signature and Title)*   /s/ Karl O. Hartmann
                                      _____________________

                                      Karl O. Hartmann, Assistant Secretary
                                      _____________________________________

Date  February 24, 1997
      _________________

*  Please print the name and title of the signing officer below the signature.

______________________________________________________________________________

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